Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of significant accounting policies [Abstract]
Schedule of useful lives for property, plant and equipment
Years
Roads, buildings and land (*)	23 – 30
Power plants	23 – 40
Maintenance work	1.5 – 15 years
Back up diesel fuel	by consumption
* Freehold land is not depreciated.
Schedule of amortizable useful lives for intangible assets
•	Power purchase agreement	10 years
•	Others	1-33 years

Schedule of depreciation of right-of-use asset
Years
Land	19 – 49
Others	12 - 16